INTANGIBLE ASSETS (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Estimated useful life of intangible assets	5 years
Amortization of intangible assets expenses	$ 13,767	$ 0